Stock Option Plans and Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summary of Fair Value of Stock Options Estimated by Using Weighted Average Assumptions

The fair value for the Company’s stock options granted during the year ended June 30, 2017 and 2018 was estimated at the date of grant using a Black Scholes option-pricing model using the following weighted average assumptions:

	June 30, 2017	June 30, 2018
Expected dividend rate	0%	0%
Expected volatility	49%	40.0% - 41.1%
Risk-free interest rate	2.11% - 2.11%	2.63% - 2.91%
Expected term (in years)	6.25	6.25

The fair value for the Company’s stock options granted during the year ended December 31, 2015 was estimated at the date of grant using a Black Scholes option-pricing model with the following assumptions:

	Time Based	Performance Based
Expected dividend rate	0%	0%
Expected volatility	48.4%	48.4%
Risk-free interest rate	1.55% - 1.95%	1.68% - 1.93%
Expected term (in years)	6.25	5.5 - 6.25

The fair value for the Company’s stock options granted during the year ended December 31, 2016 was estimated at the date of grant using a Black Scholes option-pricing model with the following assumptions:

	Time Based	Performance Based
Expected dividend rate	0%	0%
Expected volatility	49%	49%
Risk-free interest rate	1.31% - 2.24%	1.27% - 2.16%
Expected term (in years)	5.5 - 6.25	5.75 - 6.4

The fair value for the Company’s stock options granted during the year ended December 31, 2017 was estimated at the date of grant using a Black Scholes option-pricing model with the following assumptions:

	Time Based	Performance Based
Expected dividend rate	0%	0%
Expected volatility	40.9% - 49%	40.9% - 49%
Risk-free interest rate	1.96% - 2.18%	1.96% - 2.18%
Expected term (in years)	6.25 - 6.25	5.5 - 6.29

Summary of Stock Option Activity

The following table summarizes option activity under the 2017 Plan and related information:

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balances at December 31, 2017	3,500,075	$5.43	8.8	31,784,488

Granted	50,879	$20.81
Exercised	(365,111)	$2.45
Forfeited	(82,907)	$2.78

Balances at June 30, 2018	3,102,936	$6.11	8.3	57,188,986

Options vested and expected to vest at June 30, 2018	3,102,936	$6.11	8.3	57,188,986

Options vested and exercisable at June 30, 2018	830,912	$2.33	7.3	18,455,289

The following table summarizes activity for service vesting stock options during the years ended December 31, 2015, 2016 and 2017:

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balances at December 31, 2014	—	$—
Granted	1,349,782	$2.38
Forfeited	(23,333)	$2.42

Balances at December 31, 2015	1,326,449	$2.38	9.7

Options vested and expected to vest at December 31, 2015	1,326,449	$2.38	9.7

Options vested and exercisable at December 31, 2015	10,781	$2.42	9.7

Balances at December 31, 2015	1,326,449	$2.38	9.7
Granted	419,839	$1.69
Exercised	(6,568)	$1.77		$2,950
Forfeited	(117,602)	$2.31

Balances at December 31, 2016	1,622,118	$2.21	8.9	$1,546,599

Options vested and expected to vest at December 31, 2016	1,622,118	$2.21	8.9	$1,546,599

Options vested and exercisable at December 31, 2016	416,265	$2.36	8.7	$340,334

Balances at December 31, 2016	1,622,118	$2.21	8.9	$1,546,599

Granted	1,592,370	$9.54
Conversion of performance to service based	591,892	$2.53
Exercised	(152,330)	$2.22		$1,871,041
Forfeited	(153,975)	$2.21

Balances at December 31, 2017	3,500,075	$5.43	8.8	$31,784,488

Options vested and expected to vest at December 31, 2017	3,500,075	$5.43	8.8	$31,784,488
Options vested and exercisable at December 31, 2017	926,614	$2.28	7.9	$11,324,729

Summary of Stock-Based Compensation Expense

Stock-based compensation expense, which includes stock options, restricted stock units and incentive units, was recognized as follows:

	Six Months Ended June 30,
	2017	2018
	(In thousands)
Cost of revenue—subscription	$18	$374
Cost of revenue—services and other	38	722
Research and development	65	1,293
General and administrative	75	4,035
Sales and marketing	147	2,831

Total stock-based compensation expense	$343	$9,255

Stock-based compensation expense, which includes stock options, restricted stock units and incentive units, recognized was as follows:

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Cost of revenue—subscription	$12	$34	$133
Cost of revenue—services and other	20	63	458
Research and development	62	118	658
General and administrative	28	96	2,062
Sales and marketing	124	257	1,203

Total stock-based compensation	$246	$568	$4,514

summary of Non-vested Service Vesting Stock Options

The following table summarizes the status of the Company’s non-vested service vesting stock options for the years ended December 31, 2015, 2016 and 2017:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2014	—	$—

Granted	1,349,782	$1.16
Vested	(10,781)	$1.17
Forfeited	(23,333)	$1.17

Non-vested at December 31, 2015	1,315,668	$1.15

Granted	401,094	$0.81
Vested	(382,364)	$1.16
Forfeited	(117,602)	$1.12

Non-vested at December 31, 2016	1,216,796	$1.05

Granted	1,592,370	$4.13
Conversion of vested performance to time based	322,988	$11.95
Vested	(437,829)	$1.04
Forfeited	(111,076)	$1.07

Non-vested at December 31, 2017	2,583,249	$4.32

Summary of Non-vested Performance Vesting Stock Options

A summary of the status of the Company’s non-vested performance vesting stock options as of December 31, 2017, and changes during the year ended December 31, 2015, 2016 and 2017 are presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2014	—
Granted	322,846	$1.12
Vested	(33,613)	$1.12

Non-vested at December 31, 2015	289,233	$1.11

Granted	101,427	$0.84
Vested	(106,903)	$0.99
Forfeited	(6,563)	$1.18
Non-vested at December 31, 2016	277,194	$1.01

Granted	187,469	$1.55

Vested	(141,675)	$1.54
Conversion of vested performance to service based	(322,988)	$11.95

Non-vested at December 31, 2017	—	$—

Summary of Restricted Stock Unit Activity

The following provides a summary of the restricted stock unit activity for the Company for the year ended December 31, 2017:

	Number of Shares	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (In thousands)
Balances at December 31, 2016	—

Granted	897,284
Vested	—
Forfeited	—

Balances at December 31, 2017	897,284	9.9	$186

Units vested and expected to vest at December 31, 2017	897,284	9.9	$186

Performance Shares
Summary of Stock Option Activity

The following table summarizes activity of performance vesting stock options for the years ended December 31, 2015, 2016 and 2017:

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balances at December 31, 2014	—	$—
Granted	322,846	$2.32

Balances at December 31, 2015	322,846	$2.32	9.7

Options vested and expected to vest at December 31, 2015	322,846	$2.32	9.7

Options vested and exercisable at December 31, 2015	33,613	$2.33	9.5

Balances at December 31, 2015	322,846	$2.32	9.7

Granted	101,427	$1.77
Exercised	(4,000)	$1.36		$1,942
Forfeited	(7,500)	$2.42

Balances at December 31, 2016	412,773	$2.19	8.9	$401,616

Options vested and expected to vest at December 31, 2016	412,773	$2.19	8.9	$401,616
Options vested and exercisable at December 31, 2016	142,391	$2.22	8.8	$134,871

Balances at December 31, 2016	412,773	$2.19	8.9	$401,616

Granted	187,469	$3.27
Exercised	(8,350)	$2.38		$101,178
Conversion of shares	(591,892)	$2.53	8.5

Options vested and expected to vest at December 31, 2017	—	$—	—	$—

Options vested and exercisable at December 31, 2017	—	$—	—	$—

Incentive Unit Plan
summary of Non-vested Service Vesting Stock Options

A summary of the Company’s non-vested incentive unit activity as of December 31, 2017, changes during the year ended December 31, 2015, 2016 and 2017 are presented below:

	Number of Shares (In thousands)	Weighted- average exercise price (per share)
Non-vested at December 31, 2014	7,080	$0.0517

Granted	170	$0.0517
Vested	(1,193)	$0.0517
Forfeited	(531)	$0.0517

Non-vested at December 31, 2015	5,526	$0.0517

Granted	(1,677)	$0.0517
Vested	7	$0.0517
Forfeited	(20)	$0.0517
Other(1)	291	$0.0517

Non-vested at December 31, 2016	4,127	$0.0517

Vested	(1,846)	$0.0517
Repurchased	—	$—
Forfeited	(39)	$0.0517

Non-vested at December 31, 2017	2,242	$0.0517

(1)	The non-vested total from December 31, 2016 has been adjusted to include incentive units previously issued.

Summary of Non-Vested Incentive activity

A summary of the Company’s non-vested incentive unit activity as of December 31, 2017 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2016	—	$—
Granted	897,284	12.18
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2017	897,284	$12.18